Reply Attention of	Cam McTavish
Direct Tel.	604.891.7731
EMail Address	czm@cwilson.com
Our File No.	26340-0001/

October 5, 2005

BY COURIER AND EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington DC 20549-7010

USA

Attention:	H. Roger Schwall

Dear Sirs/Mesdames:

Re: Tryx Ventures Corp. Preliminary Proxy Statement on Schedule 14A Filed on August 16, 2005 File number 0-50919

                              Thank you for your letter of September 16, 2005 with respect to the Preliminary Proxy Statement on Schedule 14A (the “Schedule 14A”) filed by Tryx Ventures Corp. (the “Company”) on September 16, 2005.

We enclose three blacklined copies of Amendment No. 1 of the Schedule 14A (the “Schedule 14A/A”). Page references used in this letter relate to the enclosed blacklined versions of the Schedule 14A/A. Our responses are numbered in a manner that corresponds with your comments as set out in your letter dated September 16, 2005.

Schedule 14A

General

1.            Given the significance of the acquisition of Ignition Technologies, Inc. please revise the order of the proposals being voted upon, such that current proposal 9 is placed at the forefront of the proxy statement. Please note our comments below with respect to the need for additional disclosure with respect to Proposal 9.

The Company has decided not to proceed with obtaining shareholder approval of the proposed transaction (the “Transaction”) regarding the acquisition of all of the issued and outstanding shares of Ignition Technologies, Inc. (“Ignition”). The Company is not obligated to obtain shareholder approval of the

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Transaction under the Company’s constating documents or under the British Columbia Business Corporations Act (the “Act”), the corporate legislation which governs companies in British Columbia. The board of directors, having determined that the Transaction is in the best interests of the Company, has determined to proceed with the Transaction by directors’ resolution. Accordingly, the Company has removed all reference to proposal 9 of the Schedule 14/A. Although the Company is not seeking shareholder approval of the Transaction at the annual and special meeting of the Company’s shareholders (the “Meeting”), the Company acknowledges that many of the matters to be voted upon at the Meeting are in connection to the Transaction such as the proposed name change. As a result, the Company has inserted a summary of the Transaction and the business of Ignition, beginning on page 3 of the Schedule 14A/A, so as to provide the Company’s shareholders with the information necessary to make an informed decision on the matters to be voted upon at the Meeting.

2.            Rule 14a-4(a)(3) requires that the form of proxy “identify clearly and impartially each separate matter intended to be acted upon, whether or not related to or conditioned on the approval of other matters.” In that regard, we note that a vote on the proposed share split also represents a vote for the change in name from TRYX Ventures Corp. to MGN Technologies, Inc. Similarly, a vote for the increase in the number of authorized common shares from 100 million to an unlimited amount also constitutes a vote approving the creation of an unlimited amount of Class A Preference shares and a vote for the cancellation of Class A Preferred Shares.

Consistent with the requirements of Rule 14a-4(a)(3), please ensure that you unbundle the proposals referenced above so that for example, shareholders may vote separately for a name change from a vote approving the 5.5:1 stock split and may vote separately for the proposals contained in Proposal Six. See Rule 14a-5(a). See Division of Corporation Finance, Manual Of Telephone Interpretations, Fifth Supplement. In this regard, please note that you have not filed the form of proxy card. Please file the form of proxy, inclusive of the changes suggested in this letter, with your next amendment.

The Company has revised the Schedule 14/A to unbundle former proposals 6 and 8 of the Schedule 14/A to ensure that each proposal contains only one matter to be voted upon in accordance with Rule 14a-4(a)(3). Accordingly the Company has separated former proposal 6 into three proposals including a vote: (i) to approve the increase in the share capital of the Company to an unlimited number of common shares; (ii) to cancel the 100,000,000 Class “A” preferred shares currently authorized by the Company; and (iii) to create an unlimited number of Class A Preference shares. The revised proposals are set out on pages 19, 21 and 22 respectively of the Schedule 14A/A. In addition, the Company has unbundled former proposal 8 into two proposals including a vote: (i) to approve the name change; and (ii) subdivide the issued and outstanding shares of the Company on a 1 for 5.5 basis. The revised proposals are set out on page 25 and 26 respectively.

Please find a copy of the form of proxy attached to this letter as Schedule A. The form of proxy was attached to the Schedule 14A/A filed on the same date as this letter.

3.            We direct you to Sections 5.2(m), 5.2(n) and 6.12 of the Share Exchange Agreement. Section 5.2(m) states that a condition to closing will be the resignation of a current TRYX Ventures Corporation director, yet this disclosure is omitted from your proxy statement disclosure. Section 6.12 suggests that pending further negotiations, there may be a change in the majority of current TRYX Ventures Corporation directors. Further, Section 6.13 indicates that as of the closing of the transaction and appointment to the board of Mr. Jensen, the majority of the board of directors will be represented by Mr. Jensen. You omit reference to any of the above information in the proxy statement. Please revise the disclosure, under both Proposals Two and Nine, in your proxy statement to ensure that you are providing shareholders with an accurate and complete account of the terms and conditions of the Ignition Technologies, Inc. transaction for which you seek their approval. Clarify what your intentions are regarding a change in the current majority of directors. Finally, indicate the earliest date by which such a change could occur based on the status of current negotiations. We may have further comments.

The Company has revised the disclosure of the proposed change of directors upon the closing of the Share Exchange Agreement dated July 29, 2005 (the “Agreement”) on page 9 of the Schedule 14/A under proposal 2. The Company anticipates that the closing of the Agreement will occur within the first week of October 2005 and the mailing date of the proxy statement is anticipated to be November 2, 2005. The Company has therefore set out the information contained in the proxy statement assuming the Transaction has already closed. The Company has deleted former proposal 9 from the Schedule 14/A and accordingly, the board of directors is not discussed therein.

Although section 5.2(n) of the Agreement states that, as a condition precedent to closing, “Ignition will have received a signed directors resolution appointing Mark Jensen to the board of directors of Tryx, which, when appointed, will represent half of Tryx’s board of directors”, we are informed that Ignition and the selling shareholders intend to waive, in writing, the condition that Mr. Jensen represent half of the board on or before closing. Additionally, we are informed that Ignition and the selling shareholders intend to waive, in writing, the condition precedent set out in section 5.2(m) of the Agreement which requires that one of the current directors of the Company provide an undated resignation at or before the closing of the Agreement. In the event that Ignition and the Selling Shareholders do not waive, in writing, the conditions set out in sections 5.2(n) and (m), there is a risk that the Agreement will not close and the Company may not complete the Transaction.

The parties to the Agreement have agreed that Mark Jensen will be appointed to the board of directors of the Company on the closing date of the Agreement. The Schedule 14A/A therefore reflects that Mark Jensen has already been appointed as a director of the Company. Upon appointment, he will constitute one of five directors. The Company does not anticipate that any of the five nominees for election by the shareholders at the Meeting will resign prior to the Meeting.

The Company has disclosed on page 9 of the Schedule 14/A its intent regarding the future appointments and resignations of the directors of the Company. Upon the closing of the Agreement, and as described on page 3 of the Schedule 14A/A, the Company intends to focus mostly upon the business of Ignition. The Company’s current assets will likely be sold. The board of directors of the Company and Ignition recognize that the current directors of Ignition are the most knowledgable in terms of promoting and developing the business of Ignition and the current directors of the Company are the most knowledgable in terms of directing the affairs of the Company’s current business. Accordingly, the Company intends to gradually replace one current director of the Company approximately every few months following the closing of the Transaction with some of the former directors of Ignition. The Company anticipates that, after six to eight months from the closing of the Transaction, the board of directors of the Company will be comprised mostly of former directors of Ignition. The gradual replacement of the board will ensure a smooth transition of the Company’s new business focus. The proposed replacement of the board, however, is only a rough timeline, and the Company may elect to accelerate or delay the appointment of new members to the board of directors of the Company depending upon future circumstances. The proposed change of the majority in the board of directors of the Company will take place over time and thus, does not warrant filing a Form 14C Information Circular at this time.

4.            If would appear based on Section 6.13 that the total consideration paid for shares in Ignition Technologies, Inc. consisted of $500,000 plus the 4,500,000 shares offered in the exchange. Please revise the disclosure in the proxy statement to reflect that shares and cash will be paid for the shares of Ignition Technologies, Inc. or advise us as to why such a revision is unnecessary.

The $500,000 referred to in section 6.13 of the Agreement is a loan from a lender to Ignition in order to finance Ignition and pay for the costs associated with the closing of the Agreement. As a condition to closing of the Agreement, the Company will borrow $2,765,000 under a convertible debenture with Androgas Property S.A., an Austrian company, the material terms of which are set out in Schedule 2 to the Agreement. With those funds, the Company will repay the $500,000 to the lender in satisfaction of the covenant set out in section 6.13 of the Agreement and have the remainder of the convertible debenture to use for general corporate purposes. The Company’s repayment of the $500,000 debt of Ignition, its wholly-owned subsidiary, will result in Dan Goldman’s personal guarantee being extinguished. To summarize, the $500,000 debt and subsequent repayment does not constitute partial consideration for the issued and outstanding shares of Ignition. The Company has disclosed the key terms of the convertible debenture on page 4 of the Schedule 14A/A.

Proposal One, page 3

5.            Please supplement your disclosure under this proposal to specify the reasons for the number of directors being established at 5.

The Company has stated the reasons for setting the number of directors at 5 on page 6 of the Schedule 14/A.

Proposal Two-Election of Directors, page 3

6.            We note in a Market Wire press release dated August 24, 2005, Mark Jensen is listed as the Chief Executive Officer of Ignition Technologies, Inc. The biographical information provided for Mr. Jensen omits reference to his position as Chief Executive Officer of Ignition Technologies, Inc. Please ensure that your disclosure provides complete and accurate biographical sketches of all of directors and nominees listed in the proxy statement as required by Item 401 of Regulation S-B.

The Company has revised page 9 of the Schedule 14/A to reflect that Mark Jensen is the Chief Executive Officer of Ignition and has further communicated with all directors and nominees to ensure that the biographical sketches contained in the Schedule 14/A are current and in conformity with Item 401 of Regulation S-B.

Nominees, page 4

7.            You indicate that Ms. Bordon “completed various contract positions.” Clarify what you mean by that position – i.e. whether she was an employee (if so, full or part-time), a temporary employee, a consultant, etc.

The Company has revised page 7 of the Schedule 14/A to clarify the meaning of “completed various contract positions” and has indicated which positions were carried out on a full-time and consulting basis.

8.	Describe the “services” to be provided by Mr. Hu.

The Company has revised page 8 of the Schedule 14/A to disclose that Mr. Hu will provide promotional and marketing services for the Company on a part-time basis, in addition to assisting management with capital raising activities when and if required by the Company.

Meetings and Committees of the Board of Directors, page 6

9.            We note your disclosure regarding the absence of a nominating committee or committee performing similar functions. Consistent with the requirements of Item 7 of Schedule 14A, revise the disclosure to include further detail as to why you have chosen not to establish a nominating committee. Also, please place the disclosure regarding the absence of a nominating committee under its own separate heading.

The Company has revised page 10 of the Schedule 14/A to disclose, under a separate heading, the reasons why the Company does not currently have a nominating committee.

Security Ownership of Certain Beneficial Owners and Management, page 9

10.          The footnotes 2 and 3 referenced on page 9 are missing from the proxy statement. Please revise your disclosure to provide information regarding the beneficial holder of the securities listed in the table.

The reference on page 14 of the Schedule 14/A to footnotes 2 and 3 in the Security Ownership of Certain Beneficial Owners and Management table have been deleted. The insider report for Atlas Energy Corp. states that the company directly owns 2,000,000 shares of the Company as is stated in the table. Similarly, the insider report of Trident Oil & Gas Inc. states that the company directly owns 1,000,000 shares of the Company as is stated in the table. Accordingly, footnotes (2) and (3) serve no purpose and have been deleted.

Proposal Five, page 12

11.          Please expand your disclosure of the “Pre-Existing Company Provisions” that you are requesting shareholders vote to eliminate from your Notice of Articles. Shareholders should be provided with disclosure that informs them the material “Pre-Existing Company Provisions” and the new or analogous provisions that will be adopted in the amended Notice of Articles should they vote to repeal the old provisions. Provide a comparative chart that delineates succinctly such material provisions. We may have further comments.

The Company has expanded its disclosure on page 17 of the Schedule 14/A regarding the Pre-Existing Company Provisions that the Company is asking shareholders to eliminate. We have prepared and inserted a chart on page 18 of the Schedule 14/A which sets out the material provisions of the Pre-Existing Company Provisions that the Company is currently subject to under the Act and the default provisions under the same legislation if such provisions are removed.

Proposal Six, page 13

12.          Tell us the basis for your apparent belief that this Proposal does not require the financial information called by Item 13(a) of Schedule 14A. See Item 11(e) of Schedule 14A.

Instruction 1 to Item 13 set out on page 14 of Schedule 14A states that:

Notwithstanding the provisions of this Item, any or all of the information required by paragraph (a) of this Item, not material for the exercise of prudent judgment in regard to the matter to be acted upon may be omitted. In the usual case the information is deemed material to the exercise of prudent judgment where the matter to be acted upon is the authorization or issuance of a material amount of senior securities, but the information is not deemed material where the matter to be acted upon is the authorization of issuance of common stock, otherwise than in an exchange, merger, consolidation, acquisition or similar transaction, the authorization of preferred stock without present intent to issue or the authorization of preferred stock for issuance for cash in an amount constituting fair value.

The Company has asked its shareholders to vote on two proposals that are affected by Item 13 Financial and Other Information including: (i) proposal 6, which asks the shareholders to consider and approve an increase in the maximum number of common shares that the Company is authorized to issue from 100,000,000 to an unlimited number of common shares without par value; and (ii) proposal 8, which asks the shareholders to consider and approve the creation of an unlimited number of Class A Preference shares without par value. Proposal 6 is expressly permitted to be omitted pursuant to instruction 1 to Item 13 due to the fact that the Company is seeking shareholder approval for “the authorization of issuance of common stock, otherwise than in an exchange, merger, consolidation, acquisition or similar transaction.” The sole purpose of the Company increasing its authorized share capital is to take advantage of the flexibility afforded under the Act. This purpose is set out on page 19 of the Schedule 14/A.

Proposal 8 authorizes the creation of preferred stock but there is no present intent to issue the preferred stock and instruction 1 to Item 13 expressly permits the information set out in Item 13 to be omitted under such circumstances. Accordingly, the Company has revised the disclosure in proposal 8 on page 22 of the Schedule 14A/A to indicate that the board of directors does not have any present intent to issue shares of the new class of preferred stock in the foreseeable future.

13.          Please unbundle the proposal seeking authorization of an increase in the amount of common shares from 100 million to an unlimited amount from the proposals relating to the cancellation of the current Class A preferred shares and authorization of the new Class A preference shares. Refer to Rule 14a-4(a)(3). See Division of Corporation Finance, Manual Of Telephone Interpretations, Fifth Supplement.

The Company has unbundled proposal 6 in accordance with Rule 14a-4(a)(3) into three separate proposals. Proposal 6 asks the shareholders to consider and approve an increase in the maximum number of common shares that the Company is authorized to issue from 100,000,000 to an unlimited number of common shares without par value. Proposal 7 asks the shareholders to consider and approve the cancellation of the current authorized Class A preferred stock. Proposal 8 asks the shareholders to consider and approve the creation of an unlimited number of Class A Preference shares without par value.

14.          Provide a subsection addressing the risks or negatives in authorizing an unlimited number of shares. These would include, but not necessarily be limited to, ability of management to issue shares to prevent a change in control, unlimited dilutive potential, etc.

The Company has included two risk factors on page 19 of the Schedule 14/A which state the risks of authorizing an unlimited number of common shares.

Proposal Seven – Replacement of Company Articles, page 15

15.	Indicate the nexus between this proposal and Proposal Six.

The Company has revised page 24 of the Schedule 14/A to emphasize that former proposal 7 is conditional upon approval of former proposal 6.

Proposal Eight, page 16

16.          Please unbundle the proposal relating to the name change from the proposal regarding the stock split. Refer to Rule 14a-4(a)(3). See Division of Corporation Finance, Manual Of Telephone Interpretations, Fifth Supplement. Further, as indicated in a prior comment, expand upon the reasons for the name change and the significance of the name change as it relates to a possible change in business focus of the company.

The Company has unbundled former proposal 8 in accordance with Rule 14a-4(a)(3) into two separate proposals. Proposal 10 asks the shareholders to consider and approve the name change the name of our company from “Tryx Ventures Corp.” to “MGN Technologies, Inc.” Proposal 11 asks the shareholders to consider and approve the subdivision of all of the issued and outstanding common shares in the capital of the Company on a 1 for 5.5 basis. Proposal 10 is set out on page 25 of the Schedule 14/A and proposal 11 is set out on page 26 of the Schedule 14/A.

The Company has disclosed the reason for the proposed name change and the significance of the name change as it relates to the proposed change in the business of the Company on page 25 of the Schedule 14A/A.

Proposal Nine, page 16

17.          Provide all of the information required by Item 14A of Schedule 14A including financial information. Please note the provisions of Note F of Schedule 14A with regard to the requirements applicable to small business issuers.

As stated in our response to comment number 1, the Company has elected not to proceed with obtaining shareholder approval of the Transaction and has authorized the Transaction pursuant to a directors’ resolution. The Company has deleted reference to former proposal 9 and, accordingly, the Company is not required to provide financial statements in the Schedule 14/A by Item 14A.

18.	Expand the disclosure under “Convertible Debentures” (page 18) to:
•	identify the “lender” for the Convertible Debenture;
•	indicate the total interest to be paid on the Convertible Debenture; and
•	explain in the last sentence what you mean by “future Royalty payments that could still be earned.

Also, indicate, if true, that the company may be obligated to making “interest” payments well beyond the five-year term of the Convertible Debenture since the “lender” will be receiving a percentage of Gross Revenues for up to the first $100 million earned by the company.

As disclosed in our response to comments 1 and 17, the Company has deleted reference to proposal 9 regarding the Transaction. The Company has described the Transaction, including the requested terms of the convertible debenture, in a summary section starting at page 4 of the Schedule 14/A. Although the Company is not asking the shareholders to approve the Transaction, it recognizes that many of the matters to be voted upon at the Meeting are connected to the Transaction. The Company has provided, in summary form, information regarding the Transaction, the business of Ignition and the convertible debenture. As described on page 4 of the Schedule 14A/A, the Company confirms that in lieu of interest on the convertible debenture, the Company will pay a royalty fee based upon a percentage of the Company’s gross revenue.

19.          We note that you are soliciting shareholder approval with respect to the acquisition of Ignition Technologies, Inc. an entertainment software company. We also note your proposal requesting shareholder approval of the name change from TRYX Ventures Corp. to MGN Technologies, Inc. Also, based on a review of the Share Exchange Agreement, it appears that you also intend to change the majority of the board of directors such that Ignition Technologies, Inc.’s former directors will constitute a majority of the TRYX Ventures Corp. board of directors after the transaction is closed.

With a view towards enhanced disclosure, please advise us of the plans you have with regard to the Company’s principal business. We may have further comments.

As disclosed in our response to comments 1 and 17, the Company is not soliciting shareholder approval with respect to the Transaction. Although we have deleted former proposal 9 from the Schedule 14/A, we have provided a summary of the Transaction and the business of Ignition in order to provide the Company’s shareholders with background information from which to make a decision as to whether they should vote on the name change. The Company has also increased the disclosure on page 9 of the Schedule 14/A regarding the Company’s anticipated plans regarding its board of directors and the transitioning of the board of directors following the close of the Transaction. The Company recognizes that several of the proposals to be decided upon at the meeting are the result of the anticipated closing of the Transaction. Even though the shareholders are not being asked to vote on the Transaction itself, the Company has prepared the disclosure to better inform its shareholders as to the reasons why such actions are being proposed.

Acknowledgement Letter

In connection with responding to your comments, management of the Company has provided you with a letter dated October 5, 2005 as requested, acknowledging the following:

1.	the Company is responsible for the adequacy and accuracy of the disclosure in the filing;
2.	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and
3.	the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We look forward to any further comments you may have regarding the Schedule 14A/A or with respect to any of the above responses. Should you have any questions, please do not hesitate to contact the writer directly at 604.891.7731.

Yours truly,

CLARK WILSON LLP

Per: /s/ Cam McTavish

Cam McTavish

CZM/MSOffice

cc:	Tryx Ventures Corp.
Attention: Alessandro Borden

Schedule A

Form of Proxy

Proxy

ANNUAL AND SPECIAL GENERAL MEETING OF SHAREHOLDERS OF

TRYX VENTURES CORP. (THE "COMPANY")

TO BE HELD AT THE OFFICES OF CLARK WILSON LLP, 8TH FLOOR – 885 WEST GEORGIA STREET, VANCOUVER, B.C. ON WEDNESDAY, NOVEMBER 23, 2005, AT 10:00 AM (VANCOUVER TIME)

The undersigned member (the “Registered Shareholder”) of the Company hereby appoints, Alessandra Bordon, the President and a Director of the Company, or failing this person, Mauro Baessato, the Secretary of the Company, or in the place of the foregoing,____________________________ (print the name), as proxyholder for and on behalf of the Registered Shareholder with the power of substitution to attend, act and vote for and on behalf of the Registered Shareholder in respect of all matters that may properly come before the aforesaid meeting of the Registered Shareholders of the Company (the “Meeting”) and at every adjournment thereof, to the same extent and with the same powers as if the undersigned Registered Shareholder were present at the said Meeting, or any adjournment thereof.

The Registered Shareholder hereby directs the proxyholder to vote the securities of the Company recorded in the name of the Registered Shareholder as specified herein.

The undersigned Registered Shareholder hereby revokes any proxy previously given to attend and vote at said Meeting.

REGISTERED HOLDER SIGN HERE: ______________________________________

DATE SIGNED: ___________________________

Resolutions (For full details of each item, please see the enclosed Notice of Meeting and Proxy Statement)

	For	Against	Withhold
1. To set the number of Directors at five (5)			N/A
2. To elect as Director, Alessandra Bordon		N/A
3. To elect as Director, Franco Perrotta		N/A
4. To elect as Director, Michael Hu		N/A
5. To elect as Director, Mark Jensen		N/A
6. To elect as Director, Jeff Poloni		N/A
7. To appoint Telford Sadovnick, P.L.L.C., CPA’s, as auditors of the Company		N/A
8. To authorize the Directors to fix the Auditors’ remuneration			N/A
9. To approve the filing of a Transition Application containing the Notice of Articles			N/A
10. To approve the removal of the application of the Pre-Existing Company Provisions and the alteration of the Notice of Articles			N/A
11. To approve the increase in the Company’s authorized capital to an unlimited number of common shares without par value and the alteration of the Notice of Articles			N/A
12. To approve the cancellation of the Class "A" preferred shares and the alteration of the Notice of Articles			N/A
13. To approve the creation of an unlimited number of Class A Preference Shares without par value and the alteration of the Notice of Articles			N/A
14. To approve the cancellation of the Company’s existing Articles and the adoption of new Articles			N/A
15. To approve the name change of the Company to “MGN Technologies, Inc.”			N/A
16. To approve the subdivision of the issued and outstanding common shares of the Company on the basis of 5.5 shares for every 1 share held			N/A
17. To grant the proxyholder authority to vote at his/her discretion on any other business or amendment or variation to the previous resolutions		N/A

THIS PROXY MUST BE SIGNED AND DATED.

SEE IMPORTANT INSTRUCTIONS ON REVERSE.

INSTRUCTIONS AND OPTIONS FOR VOTING Voting by mail or by fax:
Pacific Corporate Trust Company 10th Floor – 625 Howe Street Vancouver, BC V6C 3B9 Fax: 604.689.8144	TRYX VENTURES CORP. Suite 314 – 837 West Hastings Street Vancouver, BC V6C 3N6

To be represented at the Meeting, voting instructions must be DEPOSITED at the office of "PACIFIC CORPORATE TRUST COMPANY " or the “COMPANY”, by mail or by fax, at least 48 hours prior to the Meeting or an adjournment of the Meeting or with the Chairman of the Meeting on the day of the Meeting.

INSTRUCTIONS FOR COMPLETION OF PROXY

1.	This Proxy is solicited by the Management of the Company.

2.

This form of proxy (“Instrument of Proxy”) must be signed by you, the Registered Shareholder, or by your attorney duly authorized by you in writing, or, in the case of a corporation, by a duly authorized officer or representative of the corporation; and if executed by an attorney, officer, or other duly appointed representative, the original or a notarial copy of the instrument so empowering such person, or such other documentation in support as shall be acceptable to the Chairman of the Meeting, must accompany the Instrument of Proxy.

3.

If this Instrument of Proxy is not dated in the space provided, authority is hereby given by you, the Registered Shareholder, for the proxyholder to date this proxy seven (7) calendar days after the date on which it was mailed to you, the Registered Shareholder, by Pacific Corporate Company.

4.	A Registered Shareholder who wishes to attend the Meeting and vote on the resolutions in person, may simply register with the scrutineers before the Meeting begins.
5.	A Registered Shareholder who is not able to attend the Meeting in person but wishes to vote on the resolutions, may do the following:

(a)      appoint one of the management proxyholders named on the Instrument of Proxy, by leaving the wording appointing a nominee as is (i.e. do not strike out the management proxyholders shown and do not complete the blank space provided for the appointment of an alternate proxyholder). Where no choice is specified by a Registered Shareholder with respect to a resolution set out in the Instrument of Proxy, a management appointee acting as a proxyholder will vote the resolution as if the Registered Shareholder had specified an affirmative vote;

OR

(b)     appoint another proxyholder, who need not be a Registered Shareholder of the Company, to vote according to the Registered Shareholder’s instructions, by striking out the management proxyholder names shown and inserting the name of the person you wish to represent you at the meeting in the space provided for an alternate proxyholder. If no choice is specified, the proxyholder has discretionary authority to vote as the proxyholder sees fit.

6.

The securities represented by this Instrument of Proxy will be voted or withheld from voting in accordance with the instructions of the Registered Shareholder on any poll of a resolution that may be called for and, if the Registered Shareholder specifies a choice with respect to any matter to be acted upon, the securities will be voted accordingly. Further, if so authorized by this Instrument of Proxy, the securities will be voted by the appointed proxyholder with respect to any amendments or variations of any of the resolutions set out on the Instrument of Proxy or matters which may properly come before the Meeting as the proxyholder in its sole discretion sees fit.

7.

If a Registered Shareholder has submitted an Instrument of Proxy, the Registered Shareholder may still attend the Meeting and may vote in person. To do so, the Registered Shareholder must record his/her attendance with the scrutineers before the commencement of the Meeting and revoke, in writing, the prior votes.